Employee stock incentive plans (Details 4)	12 Months Ended
	Mar. 31, 2020 Number ₨ / shares	Mar. 31, 2020 Number ₨ / shares $ / shares	Mar. 31, 2019 shares Number ₨ / shares
Statement [Line Items]
Range of exercise prices, Exercisable at the end of the year			₨ 0
Drl Two Thousand Eighteen Plan [Member]
Statement [Line Items]
Shares arising out of options, Outstanding at the beginning of the year	229,600	229,600	0
Shares arising out of options, Granted during the year | Number	169,900	169,900	235,700
Shares arising out of options, Expired/forfeited during the year | Number	(22,575)	(22,575)	(6,100)
Shares arising out of options, Exercised during the year | Number	(1,150)	(1,150)	0
Shares arising out of options, Outstanding at the end of the year | Number	375,775	375,775	229,600
Shares arising out of options, Exercisable at the end of the year	53,100	53,100	0
Range of exercise prices, Outstanding at the beginning of the year	₨ 2,607.00		₨ 0
Range of exercise prices, Granted during the year			2,607.00
Range of exercise prices, Expired/forfeited during the year			2,607.00
Range of exercise prices, Exercised during the year			0
Range of exercise prices, Outstanding at the end of the year			2,607.00
Range of exercise prices, Exercisable at the end of the year	2,607.00	₨ 2,607.00
Weighted average exercise price, Outstanding at the beginning of the year	2,607.00		0
Weighted average exercise price, Granted during the year	2,817.07		2,607.00
Weighted average exercise price, Expired/forfeited during the year	2,687.84		2,607.00
Weighted average exercise price, Exercised during the year	2,607.00		0
Weighted average exercise price, Outstanding at the end of the year	2,697.12		2,607.00
Weighted average exercise price, Exercisable at the end of the year	₨ 2,607.00	₨ 2,607.00	₨ 0
Weighted average remaining useful life, Outstanding at the beginning of the year	84	84	0
Weighted average remaining useful life, Granted during the year	90	90	90
Weighted average remaining useful life, Outstanding at the end of the year	75	75	84
Weighted average remaining useful life, Exercisable at the end of the year	53	53	0
Drl Two Thousand Eighteen Plan [Member] | Bottom of range [member]
Statement [Line Items]
Range of exercise prices, Granted during the year	₨ 2,814.00
Range of exercise prices, Expired/forfeited during the year	2,607.00
Range of exercise prices, Outstanding at the end of the year	2,607.00
Drl Two Thousand Eighteen Plan [Member] | Top of range [member]
Statement [Line Items]
Range of exercise prices, Granted during the year	3,031.00
Range of exercise prices, Expired/forfeited during the year | $ / shares		₨ 3,031.00
Range of exercise prices, Exercised during the year	2,607.00
Range of exercise prices, Outstanding at the end of the year	2,814.00
Drl Two Thousand Eighteen Plan [Member] | Middle Range One [Member]
Statement [Line Items]
Range of exercise prices, Expired/forfeited during the year	₨ 2,814.00